American Beacon International Equity Fund

Supplement dated July 20, 2017
to the
Prospectus and Summary Prospectus dated February 28, 2017, as previously amended or supplemented

Effective December 31, 2017, Cindy L. Sweeting will retire from her position as a portfolio manager for the American Beacon International Equity Fund (the “Fund”) and, effective January 1, 2018, Matthew Nagle will be added as a portfolio manager of the Fund.  Accordingly, effective as of December 31, 2017, all references to Ms. Sweeting in the Prospectus are deleted and, effective as of January 1, 2018, the following changes are made:

I.
On page 28, under the heading “Fund Summaries - American Beacon International Equity Fund - Portfolio Managers - Templeton Investment Counsel, LLC”, the information regarding Templeton Investment Counsel, LLC is deleted and replaced with the following:

Templeton Investment Counsel, LLC
Antonio T. Docal
 Director of Portfolio Management/
Executive Vice President
Templeton Global Equity Group
 Since 2012
Peter A. Nori
Portfolio Manager/Executive Vice
President
Templeton Global Equity Group
 Since 2014
Matthew Nagle Portfolio Manager/Executive Vice President Templeton Global Equity Group Since 2018

II.	On page 45, under the heading “Fund Management - The Sub-Advisors - Templeton Investment Counsel, LLC”, the section is deleted and replaced with the following:

TEMPLETON INVESTMENT COUNSEL, LLC ("Templeton"), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management solutions managed by its Franklin, Templeton, Mutual Series, Fiduciary Trust, Bissett, Darby, Balanced Equity Management and K2 investment teams. The San Mateo, CA-based company has over 65 years of investment experience and more than $720.0 billion in assets under management as of December 31, 2016, including assets of American Airlines Group Inc. and its subsidiaries and affiliated entities.
Antonio T. Docal, Mr. Docal is Executive Vice President of Templeton and Director of Portfolio Management for the Templeton Global Equity Group and has served in these positions since 2003 and 2018, respectively.
Peter A. Nori, Mr. Nori is Executive Vice President of Templeton and Portfolio Manager for the Templeton Global Equity Group and has served in the position since 2002.
Matthew Nagle, Mr. Nagle has served as Executive Vice President of Templeton since 2015 and Portfolio Manager for the Templeton Global Equity Group since 2007.

Messrs. Docal, Nori and Nagle have served as portfolio managers of the American Beacon International Equity Fund since June 2012, December 2014, and January 2018, respectively.

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American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon International Equity Fund
American Beacon Small Cap Value Fund

Supplement dated July 20, 2017
to the
Statement of Additional Information dated February 28, 2017

I.	On page 45, under the heading “Portfolio Managers-Brandywine Global Investment Management, LLC”, effective immediately, the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brandywine Global Investment Management, LLC
Henry Otto	8($7.0 bil)	12($212.7 mil)	14($675.4 mil)	N/A	N/A	N/A
Steve Tonkovich	8($7.0 bil)	12($212.7 mil)	14($675.4 mil)	N/A	N/A	N/A
Patrick Kaser	1($90.8 mil)	6($61.9 mil)	23($2.2 bil)	N/A	N/A	1($3.9 mil)
James Clarke	1($90.8 mil)	5($56.2 mil)	23($2.2 bil)	N/A	N/A	1($3.9 mil)
Anujeet Sareen (as of January 31, 2017)	5($5.0 bil)	44($16.6 bil)	95($27.8 bil)	N/A	4($1.3 mil)	16($11.8 bil)
Steve Smith	5($5.3 bil)	45($17.4 bil)	96($28.9 bil)	N/A	4($1.3 mil)	16($12.7 bil)
David Hoffman (as of January 31, 2017)	5($5.0 bil)	44($16.6 bil)	95($27.8 bil)	N/A	4($1.3 bil)	16($11.8 bil)
Jack McIntyre (as of January 31, 2017)	5(5.0 bil)	44($16.6 bil)	95($27.8 bil)	N/A	4($1.3 bil)	16($11.8 bil)
Gary Herbert (as of January 31, 2017)	4($832.3 mil)	8($600 mil)	6($797.9 mil)	N/A	1($40.9 mil)	N/A

II.	On page 46, under the heading “Portfolio Managers-Templeton Investment Counsel, LLC”, effective January 1, 2018, the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Templeton Investment Counsel, LLC
Antonio Docal	8($8.7 bil)	1($166 mil)	12($2.2 bil)	N/A	N/A	N/A
Peter A. Nori	13($13.9 bil)	2($1.5 bil)	31($6.7 bil)	N/A	N/A	1($148 mil)
Matthew Nagle (as of June 30, 2017)	3($5.9 bil)	2($0.3 bil)	22($1.8 bil)	N/A	N/A	N/A

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